SHAREHOLDERS' EQUITY (Details)								12 Months Ended
	Jul. 28, 2025 shares	May 14, 2025 director $ / shares shares	Apr. 29, 2025 shares	Jan. 06, 2025 employee item $ / shares shares	Jan. 03, 2025 $ / shares shares	Dec. 16, 2024 $ / shares shares	Sep. 20, 2023 $ / shares shares	Sep. 30, 2025 USD ($) item $ / shares shares	Aug. 01, 2025 $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 26, 2022 USD ($) Vote $ / shares shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | $								$ 50,000			$ 50,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 1
Ordinary shares, shares issued (in shares)								10,000
Ordinary shares, shares outstanding (in shares)								10,000
Ordinary shares, shares authorized (in shares)								200,000,000		200,000,000	200,000,000
Net proceeds from IPO (in shares)							760,000
Price per share | $ / shares							$ 2.5
Amount of net assets of the operating subsidiaries not available for distribution | $								$ 2,957,630		$ 2,957,630
IPO
SHAREHOLDERS' EQUITY
Net proceeds from IPO (in shares)						1,800,000
Price per share | $ / shares						$ 5
Employees
SHAREHOLDERS' EQUITY
Number of employees | employee				2
Service providers
SHAREHOLDERS' EQUITY
Number of employees | item				3				3
Independent director
SHAREHOLDERS' EQUITY
Number of employees | director		3
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)								18,487,030		13,760,000
Ordinary shares, shares outstanding (in shares)								18,487,030		13,760,000
Ordinary shares, shares authorized (in shares)								190,000,000		190,000,000	190,000,000
Number of voting rights per share | Vote											1
Convertible share | $ / shares											$ 1
Common Class A | Over-Allotment Option
SHAREHOLDERS' EQUITY
Net proceeds from IPO (in shares)					270,000
Price per share | $ / shares					$ 5
Common Class A | Employees
SHAREHOLDERS' EQUITY
Number of shares granted				550,000
Fair value per share granted | $ / shares				$ 5.4
Common Class A | Service providers
SHAREHOLDERS' EQUITY
Number of shares granted				1,033,000
Fair value per share granted | $ / shares				$ 5.4
Shares issued for compensation (in shares)	233,000		800,000
Common Class A | Independent director
SHAREHOLDERS' EQUITY
Fair value per share granted | $ / shares		$ 20.65
Shares issued for compensation (in shares)		4,530
Number of company shares granted		1,510
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00025		$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)								2,000,000		2,000,000
Ordinary shares, shares outstanding (in shares)								2,000,000		2,000,000
Ordinary shares, shares authorized (in shares)								10,000,000		10,000,000	10,000,000
Number of voting rights per share | Vote											50